American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2025

Global Real Estate Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Australia — 8.2%
Charter Hall Group	619,641	7,983,060
Goodman Group	1,613,911	36,084,576
Scentre Group	6,229,790	14,909,375
Stockland	2,825,511	10,017,242
		68,994,253
Belgium — 2.0%
Aedifica SA	111,337	8,193,063
Warehouses De Pauw CVA	364,800	8,513,029
		16,706,092
Canada — 2.7%
Chartwell Retirement Residences	1,309,517	16,737,548
GO Residential Real Estate Investment Trust(1)	417,275	5,633,212
		22,370,760
China — 1.0%
GDS Holdings Ltd., ADR(1)	229,676	8,284,413
France — 1.3%
Unibail-Rodamco-Westfield	112,919	10,946,285
Hong Kong — 1.4%
Link REIT	2,127,579	11,854,348
India — 0.5%
Mindspace Business Parks REIT	919,462	4,332,230
Japan — 5.6%
Invincible Investment Corp.	10,677	4,748,799
Japan Hotel REIT Investment Corp.	8,215	4,514,748
Japan Metropolitan Fund Invest	13,554	9,858,135
Mitsui Fudosan Co. Ltd.	916,400	8,191,058
Orix JREIT, Inc.	5,205	6,804,138
Sumitomo Realty & Development Co. Ltd.	231,800	8,467,461
Tokyo Tatemono Co. Ltd.	287,400	4,809,600
		47,393,939
Netherlands — 1.2%
CTP NV(2)	493,367	10,463,628
Singapore — 2.7%
CapitaLand Integrated Commercial Trust	5,634,100	9,512,955
Frasers Centrepoint Trust	2,224,000	3,792,590
Keppel DC REIT	4,967,200	9,039,416
		22,344,961
Spain — 2.7%
Cellnex Telecom SA(2)	112,256	3,961,460
Merlin Properties Socimi SA	848,782	11,752,273
Neinor Homes SA(1)	346,366	6,732,226
		22,445,959
United Kingdom — 2.3%
Big Yellow Group PLC	657,378	8,105,224
British Land Co. PLC	2,000,753	9,195,326
Grainger PLC	703,060	1,900,775
		19,201,325
United States — 67.5%
American Healthcare REIT, Inc.	359,169	13,878,290

American Homes 4 Rent, Class A	270,484	9,383,090
American Tower Corp.	19,162	3,993,169
AvalonBay Communities, Inc.	98,566	18,360,874
Brixmor Property Group, Inc.	409,447	10,698,850
Camden Property Trust	53,461	5,837,941
CareTrust REIT, Inc.	303,015	9,635,877
CBRE Group, Inc., Class A(1)	66,772	10,399,071
Cousins Properties, Inc.	200,566	5,435,339
CubeSmart	267,939	10,425,506
Digital Realty Trust, Inc.	193,724	34,180,663
EastGroup Properties, Inc.	73,258	11,958,636
Equinix, Inc.	57,654	45,268,191
Essential Properties Realty Trust, Inc.	344,714	10,510,330
Essex Property Trust, Inc.	57,309	14,910,656
Extra Space Storage, Inc.	151,953	20,416,405
Hilton Worldwide Holdings, Inc.	17,332	4,646,363
Host Hotels & Resorts, Inc.	546,053	8,583,953
Invitation Homes, Inc.	447,295	13,709,592
Iron Mountain, Inc.	266,816	25,977,206
Kilroy Realty Corp.	173,562	6,397,495
Kite Realty Group Trust	549,332	12,074,317
Macerich Co.	522,181	8,725,645
Millrose Properties, Inc.	234,642	7,036,914
Prologis, Inc.	502,855	53,694,857
Public Storage	25,454	6,921,961
Simon Property Group, Inc.	144,236	23,624,414
SL Green Realty Corp.	63,114	3,613,277
Smartstop Self Storage REIT, Inc.	130,988	4,437,873
STAG Industrial, Inc.	177,802	6,103,943
UDR, Inc.	242,153	9,514,191
Urban Edge Properties	438,260	8,642,487
Ventas, Inc.	397,674	26,715,739
VICI Properties, Inc.	955,492	31,149,039
Vornado Realty Trust	181,692	6,980,607
Welltower, Inc.	385,229	63,589,751
		567,432,512
TOTAL COMMON STOCKS (Cost $697,043,001)		832,770,705
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,683	10,683
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $457,228), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $448,827)		448,773
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 1/15/28, valued at $4,041,338), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $3,962,479)		3,962,000
		4,410,773
TOTAL SHORT-TERM INVESTMENTS (Cost $4,421,456)		4,421,456
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $701,464,457)		837,192,161
OTHER ASSETS AND LIABILITIES — 0.4%		3,580,130
TOTAL NET ASSETS — 100.0%		$840,772,291

SECTOR ALLOCATION
(as a % of net assets)
Health Care	16.7%
Retail	16.1%
Industrial	15.0%
Data Centers	11.6%
Residential	10.2%
Diversified	8.0%
Self Storage	5.9%
Specialty	5.1%
Gaming REITs	3.7%
Office	3.2%
Lodging/Resorts	2.6%
Telecommunications	1.0%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,016,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $2,155,436, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$68,994,253	—
Belgium	—	16,706,092	—
Canada	—	22,370,760	—
France	—	10,946,285	—
Hong Kong	—	11,854,348	—
India	—	4,332,230	—
Japan	—	47,393,939	—
Netherlands	—	10,463,628	—
Singapore	—	22,344,961	—
Spain	—	22,445,959	—
United Kingdom	—	19,201,325	—
Other Countries	$575,716,925	—	—
Short-Term Investments	10,683	4,410,773	—
	$575,727,608	$261,464,553	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.